Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax expense	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Change in fair value of cash flow hedges, (recovery) and expense	0.2	(0.3)	0.4	(0.5)
Change in pension and other post-employment benefits, tax expense	$ (0.2)	$ (0.4)	$ (0.4)	$ (0.7)